Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Vessels, net	$ 120,661	$ 129,461
Advances for vessel purchase	31,918	28,172
Office furniture and equipment	98	90
Right of use asset	337	493
Restricted cash	3,135	3,590
Fair value of derivative financial instruments	1,014	1,315
Other non-current assets	10	10
Total non-current assets	157,173	163,131
CURRENT ASSETS
Current portion of fair value of derivative financial instruments	1,028	1,092
Trade receivables, net	611	109
Inventories	2,271	3,028
Prepayments and other assets	2,155	2,887
Restricted cash	850	2,378
Cash and cash equivalents	53,234	52,833
Total current assets	60,149	62,327
TOTAL ASSETS	217,322	225,458
EQUITY
Issued share capital	82	82
Share premium	284,406	284,406
Accumulated deficit	(112,365)	(113,790)
Total equity	172,123	170,698
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	31,460	37,522
Provision for staff retirement indemnities	174	148
Lease liabilities	27	188
Total non-current liabilities	31,661	37,858
CURRENT LIABILITIES
Current portion of long-term borrowings	6,044	6,803
Trade accounts payable	3,198	3,548
Accrued liabilities and other payables	3,789	5,814
Current portion of lease liabilities	324	321
Deferred revenue	183	416
Total current liabilities	13,538	16,902
TOTAL LIABILITIES	45,199	54,760
TOTAL EQUITY AND LIABILITIES	$ 217,322	$ 225,458